Prepaid Expenses and Other Current Assets (Details)	12 Months Ended
Dec. 31, 2021 USD ($)
Oxford [Member]
Prepaid Expenses and Other Current Assets (Details) [Line Items]
Oxford agreements expenses	$ 213,974